Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values And Carrying Amounts Of Financial Instruments

The estimated fair values and carrying amounts of the Company’s financial instruments are as follows at December 31:

	2012		2011
(Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets
Cash and cash equivalents	$970,977	$970,977	$573,296	$573,296
Investment securities	1,950,067	1,956,502	1,997,969	2,004,305
Loans and loans held for sale	8,766,055	8,800,563	7,541,050	7,916,049
FDIC loss share receivable	423,069	207,222	591,844	331,946
Derivative instruments	42,119	42,119	33,026	33,026
Accrued interest receivable	32,183	32,183	36,006	36,006

Financial Liabilities
Deposits	$10,748,277	$10,594,885	$9,289,013	$9,262,698
Short-term borrowings	303,045	303,045	395,543	395,543
Long-term debt	423,377	394,490	452,733	418,069
Derivative instruments	36,890	36,890	35,010	35,010
Accrued interest payable	6,615	6,615	6,978	6,978